Financial Instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Total accounts receivable	R$ 54,578,684	R$ 39,968,233
Accounts receivable
Accounts receivable
Provision for expected credit losses	(61,732)	(58,324)	R$ (66,564)	R$ (75,109)
Gross amount | Accounts receivable
Accounts receivable
Accounts receivable from card issuers	54,131,057	39,610,114
Other accounts receivable from clients	509,359	416,443
Provision for expected credit losses	(61,732)	(58,324)
Total accounts receivable	R$ 54,578,684	R$ 39,968,233